Commitments and Contingencies (Details Narrative)			1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 01, 2018 USD ($)	Feb. 01, 2018 HKD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Feb. 28, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2018 HKD ($)	Feb. 28, 2018 HKD ($) shares	Aug. 31, 2017 shares	Aug. 31, 2016 shares	Jan. 20, 2016 shares
Common stock shares outstanding | shares											200
First Lease [Member]
Monthly rent expenses			$ 1,952		$ 23,069	$ 39,690
Lease expires date			Sep. 30, 2020	Sep. 30, 2020
Second Lease [Member]
Monthly rent expenses			$ 1,417
Lease expires date			Sep. 30, 2019	Sep. 30, 2019
Class C Common Stock [Member]
Common stock shares outstanding | shares					73,400,000	73,400,000		73,400,000	73,400,000	0
UBI Hong Kong [Member]
Payments for project costs						$ 71,779
Guangxi Houde Mega Health Enterprise [Member]
Ownership percentage					70.00%	70.00%		70.00%
Guangxi Houde Mega Health Enterprise [Member] | Class C Common Stock [Member]
Common stock shares outstanding | shares					5,000,000	5,000,000		5,000,000
RMB [Member] | First Lease [Member]
Monthly rent expenses | ¥				¥ 12,353
RMB [Member] | Second Lease [Member]
Monthly rent expenses | ¥				¥ 8,964
HKPU Project [Member] | Hong Kong Special Administrative Region [Member]
Payments for project costs	$ 71,000
HKPU Project [Member] | April 1, 2018 [Member] | UBI Hong Kong [Member]
Project cost due					$ 88,000	$ 88,000
HKPU Project [Member] | October 1, 2018 [Member] | UBI Hong Kong [Member]
Payments for project costs						88,000
HKPU Project [Member] | April 1, 2019 [Member] | UBI Hong Kong [Member]
Payments for project costs						88,000
HKPU Project [Member] | With in Thirty Days after the Acceptance [Member] | UBI Hong Kong [Member]
Payments for project costs						$ 314,000
HKPU Project [Member] | Hong Kong, Dollars [Member] | Hong Kong Special Administrative Region [Member]
Payments for project costs		$ 561,198
HKPU Project [Member] | Hong Kong, Dollars [Member] | April 1, 2018 [Member] | UBI Hong Kong [Member]
Project cost due								$ 687,984
HKPU Project [Member] | Hong Kong, Dollars [Member] | October 1, 2018 [Member] | UBI Hong Kong [Member]
Payments for project costs							$ 687,934
HKPU Project [Member] | Hong Kong, Dollars [Member] | April 1, 2019 [Member] | UBI Hong Kong [Member]
Payments for project costs							687,934
HKPU Project [Member] | Hong Kong, Dollars [Member] | With in Thirty Days after the Acceptance [Member] | UBI Hong Kong [Member]
Payments for project costs							$ 2,457,522